Segment Reporting (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information Profit Loss
Income from equity method investments	$ 62,392,000	$ 51,228,000	$ 30,992,000
Reimbursed costs from affiliates	98,245,000	64,829,000	60,023,000
Merger expenses	31,700,000
Medica France, S.A.
Segment Reporting Information Profit Loss
Income from equity method investments	$ 15,100,000
CPA 16 - Global | Real Estate Ownership
Segment Reporting Information Profit Loss
Percentage of total investment in REIT	6.80%